Note 16 - Earnings Per Share (Details Textual) - shares	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Stock Options, Treasury Stock Method [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	5,909	0	2,475
Share-based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	350,464	271,869	270,525